Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 90.5% of Net Assets

Non-Convertible Bonds — 90.2%
	ABS Car Loan — 5.1%
$1,208,187	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$1,204,071
221,614	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	222,078
1,415,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	1,437,879
11,369,438	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	11,408,632
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,916,588
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,847,015
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,379,548
6,500,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	6,487,488
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,747,469
2,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,516,635
11,605,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	10,971,448
5,705,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	5,797,503
3,780,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, 7.260%, 10/20/2027(a)	3,761,905
3,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, 7.320%, 2/20/2028(a)	3,942,445
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,287,046
5,280,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, 7.350%, 4/20/2028(a)	5,259,931
3,565,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	3,729,757
22,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	22,908,197
750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	762,853
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,421,055
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,773,244
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,606,861
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	22,213,854
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,107,344
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,160,768
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	$2,498,628
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,070,873
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,166,620
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,579,872
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,182,593
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,298,867
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,743,272
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	399,905
13,025,000	CarMax Select Receivables Trust, Series 2025-A, 5.460%, 7/15/2031	13,075,954
21,175,000	CarMax Select Receivables Trust, Series 2025-A, 5.860%, 7/15/2031	21,188,171
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,899,821
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,945,866
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,602,326
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,448,551
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,470,915
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,559,763
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,199,736
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,798,696
8,895,000	Carvana Auto Receivables Trust, Series 2025-P1, 5.340%, 8/11/2031	8,824,116
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	893,674
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,079,124
4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033(a)	4,911,166
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,121,516
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,563,423
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,514,574
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,505,845
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,241,714
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,278,013
9,686,495	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	9,589,184
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,845,918
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,934,665

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	$7,918,401
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,187,416
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,591,959
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,730,630
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,150,950
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,173,854
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,717,520
4,495,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	4,552,765
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,742,121
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	9,048,489
16,265,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	16,167,491
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,615,765
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,997,063
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,394,178
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,805,466
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,302,643
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,650,179
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,636,763
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,708,645
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,165,047
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,476,548
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	4,003,077
6,289,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,453,842
1,100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,085,971
870,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	870,008
685,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	685,391
1,350,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	1,354,354
5,649,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	5,632,918
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,906,794
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,671,789
11,060,000	Hyundai Auto Receivables Trust, Series 2025-A, 4.760%, 6/15/2032	10,959,973
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	$5,500,196
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,798,261
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,522,557
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	793,087
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	298,972
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,645,450
11,732,462	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	11,850,197
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,369,219
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,627,090
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	5,016,420
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,623,632
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,846,552
645,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	658,890
915,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	937,504
21,205,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	21,517,541
26,815,000	Santander Drive Auto Receivables Trust, Series 2025-2, 5.470%, 5/15/2031	26,737,049
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	480,640
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	728,102
3,972,866	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	3,972,687
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,795,123
2,300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	2,307,746
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	6,829,391
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,263,382
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	584,366
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,131,727
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,544,228
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,593,864
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,899,957
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,926,254
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,140,859
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,364,052

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$13,330,000	Westlake Automobile Receivables Trust, Series 2024-3A, 5.210%, 4/15/2030(a)	$13,383,719
8,210,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.140%, 10/15/2030(a)	8,281,074
7,220,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	7,259,508
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	5,024,337
6,170,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	6,191,904
		793,108,522
	ABS Credit Card — 0.5%
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,517,306
8,286,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	8,315,412
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,632,856
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,237,838
9,395,000	Mission Lane Credit Card Master Trust, Series 2025-A, 5.800%, 5/15/2030(a)	9,411,723
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	19,663,303
		75,778,438
	ABS Home Equity — 3.4%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052(a)	15,412,433
7,145,298	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	6,879,021
8,129,254	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	7,863,737
2,011,870	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	1,955,596
16,357,709	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	14,646,335
2,100,581	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	2,076,235
583,045	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	576,939
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,707,891
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.616%, 5/15/2052(a)(b)	1,225,993
6,575,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	6,316,914
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,616,087
6,455,054	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 4.239%, 3/28/2029(a)(b)	6,441,696
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,690,269
3,793,098	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.077%, 9/27/2060(a)(b)	3,778,875
6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.975%, 7/25/2057(a)(b)	5,168,752
4,456,000	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	3,939,667
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$3,327,443	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 6.340%, 4/25/2042(a)(b)	$3,352,107
3,810,661	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100%, 6.436%, 4/25/2043(a)(b)	3,862,366
2,521,991	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.090%, 5/25/2042(a)(b)	2,578,701
1,642,184	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 5.840%, 10/25/2043(a)(b)	1,645,263
6,469,354	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 5.440%, 2/25/2044(a)(b)	6,462,277
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	3,038,969
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,495,098
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	13,415,798
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,711,264
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,594,457
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,509,387
2,279,354	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	2,200,020
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,118,298
2,409,604	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,287,564
954,889	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	803,085
10,320,901	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	9,801,751
5,150,850	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,884,138
1,586,970	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	1,584,116
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,432,591
1,450,777	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,407,154
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,570,761
2,650,579	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	2,573,593
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	480,831
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,512,044

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$25,625,898	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	$24,029,840
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,297,867
11,729,857	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	10,820,629
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,295,250
9,390,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	9,334,435
19,159,939	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	17,796,977
7,461,112	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	7,512,235
4,671,003	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,781,821
16,909,909	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	17,053,964
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	5,750,588
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,506,819
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,350,072
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,957,815
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,449,421
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,731,951
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,286,536
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	883,533
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,235,759
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,874,830
956,323	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	939,424
9,990,819	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	10,011,248
7,914,260	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	7,983,407
3,508,864	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	3,505,800
8,446,335	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	8,469,570
2,382,390	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,334,683
8,399,152	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	8,157,970
18,512,376	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	17,975,554
9,006,174	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	8,865,912
5,418,101	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	5,414,341
10,076,406	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	10,173,029
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	$22,990,360
233,608	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	218,808
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,851,189
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,286,003
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,627,163
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,056,443
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,276,115
3,461,738	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,300,179
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,451,656
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,826,634
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,525,245
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,139,732
10,320,242	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	8,817,524
11,581,418	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	10,343,983
803,119	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 6.116%, 3/27/2051(a)(b)	803,217
		527,913,604
	ABS Other — 6.0%
1,708,518	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	1,711,722
31,909,070	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	32,169,448
3,337,567	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	3,151,452
14,514,441	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	14,617,580
8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	8,119,918
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	17,050,016
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	980,314
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,545,839
2,689,941	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	2,688,571
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,273,944
21,985,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	22,020,616
22,021,295	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	22,221,006
15,186,600	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, 4.723%, 6/05/2049(a)	14,901,043
21,343,145	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	21,179,735
2,300,228	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	2,320,929

Principal Amount	Description	Value (†)

	ABS Other — continued
$10,165,637	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	$10,026,304
3,724,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	3,587,821
8,750,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	9,112,315
4,980,395	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	5,053,408
9,490,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	9,674,674
14,600,000	BHG Securitization Trust, Series 2025-1CON, 4.820%, 4/17/2036(a)	14,555,090
1,995,000	BHG Securitization Trust, Series 2025-1CON, 5.260%, 4/17/2036(a)	1,987,497
4,642,681	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	4,728,670
20,731,297	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	20,543,927
5,392,188	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	5,062,566
8,272,357	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	7,797,003
4,436,725	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	4,120,667
6,969,565	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,358,323
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,706,947
15,075,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	15,327,567
6,470,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	6,562,657
13,111,515	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	13,344,258
11,765,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, 4.650%, 5/20/2049(a)	11,149,605
3,235,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	3,293,809
7,321,057	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	7,350,393
4,683,044	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	4,882,534
2,375,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,475,149
6,510,000	Foundation Finance Trust, Series 2025-1A, 4.950%, 4/15/2050(a)	6,485,379
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	51,916,034
17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	18,284,476
5,947,112	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	5,985,697
3,054,447	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	3,073,529
5,330,000	GreenSky Home Improvement Trust, Series 2024-1, 6.360%, 6/25/2059(a)	5,453,219
5,880,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	5,996,371
249,311	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	247,047
499,153	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	515,027
Principal Amount	Description	Value (†)

	ABS Other — continued
$2,425,648	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	$2,461,842
3,830,617	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	3,867,326
2,219,406	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	2,126,844
1,180,991	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	1,134,398
1,677,593	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,597,337
2,436,738	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	2,426,788
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,451,824
2,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	2,219,087
7,108,800	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	6,997,923
502,900	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	483,331
20,825,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	20,873,518
11,374,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	11,400,499
1,687,464	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	1,641,295
4,056,214	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	3,997,966
2,977,152	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	2,895,216
6,920,592	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,385,912
2,140,332	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	2,136,276
977,775	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	946,044
2,528,745	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,357,157
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,439,904
2,625,955	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	2,636,518
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	689,809
1,795,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	1,835,118
3,163,577	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	3,110,788
37,698,731	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	36,496,970
193,922	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	191,353
2,936,181	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	3,000,864
114,940	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	114,491
10,451,233	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	9,719,111
11,739,178	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	11,839,313
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,206,393

Principal Amount	Description	Value (†)

	ABS Other — continued
$6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	$6,656,276
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,985,947
19,799,015	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	20,000,510
4,874,059	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	4,946,171
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,365,376
1,165,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	1,175,094
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,582,208
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,832,524
5,250,000	Regional Management Issuance Trust, Series 2025-1, 6.580%, 4/17/2034(a)	5,261,046
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	10,026,468
12,420,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	12,564,618
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,917,582
441,343	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	440,408
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,468,160
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,410,525
10,773,997	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	10,518,604
12,190,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	12,643,297
1,815,318	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,765,397
257,567	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	251,249
730,118	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	747,462
876,324	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	904,787
3,056,628	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	3,148,214
17,514,964	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	17,280,071
1,302,204	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,343,174
7,570,041	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	7,606,309
2,646,585	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	2,409,448
5,462,581	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	5,330,031
23,859,862	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	22,639,363
2,095,100	Sunnova Sol III Issuer LLC, Series 2021-1, 2.580%, 4/28/2056(a)	1,731,006
13,720,555	Sunrun Atlas Issuer LLC, Series 2019-2, 3.610%, 2/01/2055(a)	12,822,160
2,379,716	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	2,066,162
Principal Amount	Description	Value (†)

	ABS Other — continued
$5,981,538	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	$5,785,318
6,664,306	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	6,727,590
5,369,625	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	5,400,237
3,538,125	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,601,231
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.730%, 11/15/2027(a)(b)	31,899,503
203,927	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	191,128
3,200,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	3,249,674
16,727,886	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	16,890,665
822,849	Wave LLC, Series 2019-1, 3.597%, 9/15/2044(a)	766,402
3,093,576	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,892,590
2,903,923	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	2,872,897
915,071	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	904,525
2,941,933	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,703,580
2,309,479	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,219,190
17,902,506	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	18,554,958
17,100,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	17,584,717
		947,375,163
	ABS Residential Mortgage — 0.9%
8,048,898	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	8,121,925
53,887,939	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	54,348,627
14,983,493	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	15,069,649
6,315,711	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	6,317,803
9,850,908	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	9,885,278
4,015,800	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	4,044,204
11,670,470	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	11,773,812
30,645,820	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	30,736,960
140,329	VOLT XCII LLC, Series 2021-NPL1, Class A1, 5.893%, 2/27/2051(a)(b)	140,297
1,389,332	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 5.893%, 2/27/2051(a)(b)	1,388,841
2,132,275	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	2,133,235
2,282,534	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	2,284,262
		146,244,893
	ABS Student Loan — 0.9%
747,369	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	757,319

Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$26,499,087	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	$27,035,402
7,925,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	8,086,726
382,403	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	353,645
1,582,217	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,416,179
2,205,419	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	2,044,812
2,639,686	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	2,440,573
421,832	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	396,359
2,002,640	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,820,073
690,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	542,796
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,505,564
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,344,222
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,945,000
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	5,868,733
199,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.300%, 6/15/2032(b)	198,424
187,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.250%, 6/15/2032(b)	186,459
357,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.300%, 3/15/2033(b)	356,262
234,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.300%, 3/15/2033(b)	233,516
140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.410%, 9/15/2032(b)	139,897
407,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.410%, 9/15/2032(b)	406,745
730,254	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	724,710
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	208,656
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,556,009
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,476,483
2,374,442	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	2,335,737
4,590,496	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	4,443,178
506,559	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	487,742
2,967,126	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	2,759,984
1,576,876	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	1,472,599
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$5,705,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	$5,930,165
24,313,633	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	24,306,339
17,513,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	17,911,988
7,788,947	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	7,941,585
2,605,000	SMB Private Education Loan Trust, Series 2024-C, Class B, 6.060%, 6/17/2052(a)	2,698,300
		137,332,181
	ABS Whole Business — 1.2%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,807,607
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,756,808
5,032,173	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,972,574
14,174,187	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	13,916,990
4,823,938	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,138,451
4,059,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	4,170,738
6,693,140	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,298,763
17,130,200	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,553,493
2,182,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	1,972,275
32,934,500	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	33,270,396
3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	3,510,027
35,830,200	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	36,031,279
10,139,587	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	10,138,584
1,200,875	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,162,337
9,815,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	9,932,701
		181,633,023
	Aerospace & Defense — 3.5%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030(a)	12,767,621
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,736,472
69,430,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	70,286,072
32,338,000	Boeing Co., 3.625%, 2/01/2031	29,982,590
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,191,437
23,082,000	Boeing Co., 5.705%, 5/01/2040	22,438,154
64,670,000	Boeing Co., 5.805%, 5/01/2050	61,564,638
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,434,504
6,685,000	Boeing Co., 6.388%, 5/01/2031	7,123,662
15,415,000	Boeing Co., 6.528%, 5/01/2034	16,516,960
46,385,000	Boeing Co., 6.858%, 5/01/2054	50,383,189
10,340,000	Boeing Co., 7.008%, 5/01/2064	11,204,333
41,032,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	41,417,728
29,248,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	29,619,132
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,836,711
26,330,000	RTX Corp., 5.150%, 2/27/2033	26,564,219

Principal Amount	Description	Value (†)

	Aerospace & Defense — continued
$59,165,000	RTX Corp., 6.100%, 3/15/2034	$63,446,067
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,366,925
29,075,000	Textron, Inc., 3.000%, 6/01/2030	26,607,859
38,470,000	Textron, Inc., 6.100%, 11/15/2033	40,514,696
		548,002,969
	Agency Commercial Mortgage-Backed Securities — 0.2%
35,487,115	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	35,721,720
	Airlines — 0.3%
1,528,588	American Airlines, Series B, 3.700%, 4/15/2027	1,516,351
9,646,397	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,008,162
781,697	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	767,587
4,112,851	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,844,643
10,956,780	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	10,469,751
3,261,695	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	3,104,123
1,935,424	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,813,991
2,821,540	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,863,892
19,741,564	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,019,130
		53,407,630
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,874,594
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,366,358
		10,240,952
	Automotive — 0.6%
4,895,000	Aptiv Swiss Holdings Ltd., 3.250%, 3/01/2032	4,265,185
11,080,000	BorgWarner, Inc., 5.400%, 8/15/2034	10,961,641
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,411,028
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	366,527
42,485,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	43,571,721
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025(a)	2,889,836
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,381,024
13,340,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	12,375,901
		88,222,863
	Banking — 6.1%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,671,048
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,208,015
11,085,000	Bank of America Corp., (fixed rate to 1/23/2034, variable rate thereafter), 5.468%, 1/23/2035	11,246,410
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	47,781,740
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	15,886,573
Principal Amount	Description	Value (†)

	Banking — continued
$58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	$60,692,924
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	17,761,160
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	99,682
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,192,340
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	25,396,831
3,335,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/2025(a)	3,285,229
68,020,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	69,533,455
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,389,118
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	61,295,859
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	10,629,830
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,632,977
28,800,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	28,685,828
2,745,000	JPMorgan Chase & Co., (fixed rate to 1/24/2035, variable rate thereafter), 5.502%, 1/24/2036	2,804,130
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	12,795,374
40,320,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	39,785,482
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,196,364
60,105,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	61,514,035
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	21,703,607
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,141,733
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	37,111,599
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	19,440,185
76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	79,206,979
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	24,380,378
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	34,564,735
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,717,365
10,115,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	8,944,187
9,810,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	9,739,697
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	18,009,863

Principal Amount	Description	Value (†)

	Banking — continued
$250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	$244,192
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	10,765,767
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,606,129
11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	11,836,392
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	25,817,083
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	29,822,619
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	5,390,148
14,149,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	12,593,747
7,993,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	7,853,729
51,870,000	Wells Fargo & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.244%, 1/24/2031	52,739,568
		958,114,106
	Brokerage — 0.8%
11,480,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	11,430,893
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	33,786,798
7,775,000	Citadel LP, 6.000%, 1/23/2030(a)	7,902,259
5,880,000	Citadel LP, 6.375%, 1/23/2032(a)	6,033,183
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	6,992,408
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	27,149,731
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	19,974,636
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	9,071,861
		122,341,769
	Building Materials — 1.4%
64,810,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	58,040,086
12,250,000	Cemex SAB de CV, 3.875%, 7/11/2031	10,970,391
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	15,807,056
11,565,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	11,493,480
4,345,000	Cemex SAB de CV, 5.450%, 11/19/2029	4,318,130
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	11,085,070
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	3,036,812
7,530,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	7,483,077
37,990,000	Owens Corning, 5.700%, 6/15/2034	39,044,587
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,049,772
24,905,000	Vulcan Materials Co., 5.350%, 12/01/2034	25,133,513
		213,461,974
	Cable Satellite — 2.3%
20,498,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	12,926,494
7,430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	4,804,443
103,125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	63,358,719
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	$8,370,015
35,855,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	27,032,289
7,735,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	6,139,229
53,449,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	43,192,199
22,270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	21,667,666
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	13,763,802
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	3,044,273
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,649,669
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	18,494,658
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	429,975
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	548,550
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,269,385
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	8,826,965
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,195,021
85,995,227	EchoStar Corp., 10.750%, 11/30/2029	90,360,592
6,337,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,827,233
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,717,082
4,610,000	Time Warner Cable LLC, 6.550%, 5/01/2037	4,572,757
		354,191,016
	Collateralized Mortgage Obligations — 0.3%
34,228,542	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 5.240%, 10/25/2053(b)	34,137,917
6,562,604	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	5,582,130
		39,720,047
	Construction Machinery — 0.3%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,460,864
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,262,623
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,803,363
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,346,412
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	27,637,274
		51,510,536
	Consumer Cyclical Services — 1.4%
56,355,000	Expedia Group, Inc., 2.950%, 3/15/2031	50,487,395
47,221,000	Expedia Group, Inc., 3.250%, 2/15/2030	44,015,032
65,520,000	Expedia Group, Inc., 5.400%, 2/15/2035	65,254,302
34,100,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	33,497,917
29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	28,543,865
2,731,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	2,764,351
		224,562,862
	Consumer Products — 0.0%
5,650,000	Hasbro, Inc., 6.600%, 7/15/2028	5,958,242
	Diversified Manufacturing — 0.9%
22,305,000	Amphenol Corp., 5.000%, 1/15/2035	22,269,217
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,235,994
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	39,979,079
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,282,795

Principal Amount	Description	Value (†)

	Diversified Manufacturing — continued
$8,655,000	Otis Worldwide Corp., 5.125%, 11/19/2031	$8,754,181
38,470,000	Veralto Corp., 5.450%, 9/18/2033	39,227,657
		138,748,923
	Electric — 1.5%
13,319,968	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,815,840
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	31,861,852
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	13,268,451
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	9,850,573
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	29,928,978
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	17,568,456
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,685,552
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,394,551
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,070,933
61,170,000	Pacific Gas & Electric Co., 5.800%, 5/15/2034	61,766,468
31,395,000	Southern Co., 5.700%, 3/15/2034	32,424,556
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,237,283
		227,873,493
	Environmental — 0.2%
4,903,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	5,054,073
32,260,000	Waste Management, Inc., 4.950%, 3/15/2035	32,098,441
		37,152,514
	Finance Companies — 3.1%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,004,752
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	56,118,968
14,687,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	12,675,220
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	839,933
31,952,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	30,772,517
8,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	8,130,952
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,258,036
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,262,964
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,792,365
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	19,061,204
7,015,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	6,992,087
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	32,771,962
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	7,382,927
5,685,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	5,653,803
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,698,959
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,702,726
25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	26,351,976
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,498,544
11,275,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	11,290,322
Principal Amount	Description	Value (†)

	Finance Companies — continued
$6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	$6,157,591
20,875,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	20,888,962
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	28,369,768
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	26,145,640
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,866,112
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	26,233,500
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	21,446,664
21,775,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	21,828,055
18,841,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	19,113,051
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,399,329
		487,708,889
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	265,003
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	82,548
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	603,402
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	309,194
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	21,000
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	183,488
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	222,681
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	189,000
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	64,249
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	184,525
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	66,115
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	45,988
		2,237,193
	Food & Beverage — 0.8%
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,576,452
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	9,002,647
22,730,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	20,746,369
3,413,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.500%, 1/15/2030	3,467,171
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,270,719
10,970,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	11,842,806
2,405,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	2,471,859
16,675,000	Mars, Inc., 5.200%, 3/01/2035(a)	16,758,490
46,260,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	40,677,413
2,065,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	1,939,360

Principal Amount	Description	Value (†)

	Food & Beverage — continued
$3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	$2,550,869
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,711,074
		122,015,229
	Gaming — 0.4%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,223,920
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,570,716
51,035,000	VICI Properties LP, 5.125%, 5/15/2032	49,949,679
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	5,039,045
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	7,742,398
		70,525,758
	Government Owned - No Guarantee — 0.4%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	22,582,229
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,096,589
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	23,085,872
2,185,000	Sino Ocean Land Iv, 4.750%, 8/05/2029(d)	181,442
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	357,176
		58,303,308
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,462,741
	Health Insurance — 1.1%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,250,108
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,519,369
27,795,000	Centene Corp., 3.000%, 10/15/2030	24,310,310
16,405,000	Centene Corp., 3.375%, 2/15/2030	14,836,631
51,155,000	Centene Corp., 4.625%, 12/15/2029	49,010,501
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,151,916
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	66,273,524
		168,352,359
	Healthcare — 0.9%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,435,431
268,494	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	267,665
203,008	CVS Pass-Through Trust, 6.036%, 12/10/2028	204,596
8,753,146	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,340,260
922,382	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	843,115
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,492,203
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,476,984
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,826,309
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,503,042
31,710,000	HCA, Inc., 5.500%, 6/01/2033	31,828,590
55,845,000	HCA, Inc., 5.600%, 4/01/2034	56,154,502
3,915,000	HCA, Inc., 5.750%, 3/01/2035	3,950,238
3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	3,828,278
6,800,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	7,370,555
		142,521,768
	Home Construction — 0.6%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	17,985,260
11,360,000	DR Horton, Inc., 5.500%, 10/15/2035	11,421,025
7,794,000	MDC Holdings, Inc., 6.000%, 1/15/2043	7,624,211
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	11,779,005
42,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	41,835,003
		90,644,504
Principal Amount	Description	Value (†)

	Independent Energy — 3.0%
$7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	$6,480,532
9,925,000	Aker BP ASA, 3.750%, 1/15/2030(a)	9,376,800
76,301,000	Aker BP ASA, 4.000%, 1/15/2031(a)	71,340,841
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,034,698
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,217,326
61,205,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	60,470,333
82,984,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	69,477,103
112,310,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	113,175,674
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	12,320,536
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	14,074,450
22,445,000	EQT Corp., 3.625%, 5/15/2031(a)	20,501,794
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,982,917
6,445,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	6,432,432
2,025,000	Ovintiv, Inc., 6.500%, 8/15/2034	2,110,951
30,549,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	30,428,145
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,933,318
26,150,000	Var Energi ASA, 8.000%, 11/15/2032(a)	29,379,651
2,000,000	Viper Energy, Inc., 5.375%, 11/01/2027(a)	1,981,449
6,975,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	7,290,110
		477,009,060
	Industrial Other — 0.1%
8,580,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	8,951,610
	Leisure — 1.8%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,653,600
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	11,912,486
37,895,000	Carnival Corp., 5.750%, 3/15/2030(a)	37,742,469
53,295,000	Carnival Corp., 6.125%, 2/15/2033(a)	52,518,473
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,216,435
1,660,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,656,520
17,900,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	17,863,126
18,615,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	19,579,871
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	10,954,592
34,630,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	34,003,989
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	67,977,605
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,357,691
		275,436,857
	Life Insurance — 0.7%
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	18,839,950
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,837,146
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,258,962
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,780,015
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	35,342,927
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	7,057,982
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,031,499
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,359,121
		105,507,602

Principal Amount	Description	Value (†)

	Local Authorities — 0.1%
$14,455,000	Province of Quebec, 0.600%, 7/23/2025	$14,281,895
	Lodging — 0.5%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,822,179
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,455,565
36,045,000	Marriott International, Inc., 5.500%, 4/15/2037	35,642,996
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	4,975,252
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	9,801,610
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	2,995,865
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	13,814,366
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,798,893
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	236,726
		86,543,452
	Media Entertainment — 1.5%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,650,402
15,730,000	AppLovin Corp., 5.375%, 12/01/2031	15,809,799
81,580,000	AppLovin Corp., 5.500%, 12/01/2034	81,561,781
38,810,000	Netflix, Inc., 4.875%, 6/15/2030(a)	39,220,161
43,170,000	Netflix, Inc., 4.900%, 8/15/2034	43,201,453
15,315,000	Netflix, Inc., 5.375%, 11/15/2029(a)	15,811,148
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	18,161,887
		229,416,631
	Metals & Mining — 2.2%
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	11,878,356
5,670,000	ArcelorMittal SA, 6.800%, 11/29/2032	6,102,835
16,934,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	17,808,573
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,537,019
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,742,647
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	5,907,052
5,443,000	Glencore Funding LLC, 3.875%, 10/27/2027(a)	5,333,813
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027(a)	38,558,376
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	10,619,324
21,835,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	21,909,288
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,391,040
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,377,497
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	32,054,471
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	95,545,919
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,611,546
15,175,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	15,030,211
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,005,251
		341,413,218
	Midstream — 3.5%
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,420,506
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	31,553,119
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	54,165,556
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	11,848,070
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,065,243
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	679,138
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,156,830
125,000	Energy Transfer LP, 5.600%, 9/01/2034	125,216
30,050,000	Energy Transfer LP, 5.700%, 4/01/2035	30,272,277
47,640,000	Energy Transfer LP, 5.750%, 2/15/2033	48,748,475
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	55,133,817
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,250,898
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	95,735
12,955,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	13,745,125
Principal Amount	Description	Value (†)

	Midstream — continued
$5,314,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	$5,007,287
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	17,899,479
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,111,671
810,000	Targa Resources Corp., 5.200%, 7/01/2027	819,587
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,585,564
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	45,468,563
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	53,505,830
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	9,883,723
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,913,799
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	6,106,315
15,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	13,960,634
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,222,473
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,070,988
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,446,387
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,352,855
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,589,731
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	620,677
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	27,810,177
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,133,327
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	6,828,439
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,612,075
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,246,375
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	46,449,129
		545,905,090
	Mortgage Related — 0.0%
306	Federal National Mortgage Association, 6.000%, 7/01/2029	315
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,391,761
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,291,980
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	357,954
515,033	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	495,466
1,785,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.217%, 4/15/2037(a)(b)	1,785,391
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.319%, 5/15/2039(a)(b)	4,405,484
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.551%, 8/15/2039(a)(b)	8,367,675

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.050%, 11/13/2046(a)(b)	$11,234,188
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.415%, 11/13/2046(a)(b)	1,443,159
7,770,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	7,775,874
69,795,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.762%, 3/15/2042(a)(b)	69,682,979
54,410,000	CHI Commercial Mortgage Trust, Series 2025-SFT, 5.665%, 4/15/2042(a)(b)	54,680,042
522,037	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	490,407
306,883	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	293,245
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.138%, 12/10/2044(b)	1,794,407
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,709,710
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,253,875
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	322,313
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	422,510
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,629,862
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,548,001
3,746,100	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.514%, 7/15/2038(a)(b)	3,742,588
5,929,666	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.814%, 7/15/2038(a)(b)	5,922,253
4,655,558	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.134%, 7/15/2038(a)(b)	4,649,739
20,322,486	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.684%, 7/15/2038(a)(b)	20,297,083
7,994,295	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,830,101
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	3,812,270
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)	2,680,710
540,874	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	534,742
2,569,184	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.578%, 12/15/2047(a)(b)	2,492,160
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.578%, 12/15/2047(a)(b)	321,307
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$11,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	$11,396,650
7,235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.319%, 1/15/2042(a)(b)	7,189,832
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,998,092
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	6,125,589
372,972	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.749%, 10/15/2046(b)	348,740
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.213%, 6/15/2044(a)(b)	3,256,934
1,723,163	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,634,834
15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	15,619,795
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	8,241,292
1,719,679	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.822%, 7/15/2046(b)	1,650,909
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,865,617
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)	210,385
863,205	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	813,917
3,205,861	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,837,187
		312,457,248
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,806,539
	Oil Field Services — 0.4%
65,033,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	61,547,625
	Other REITs — 0.4%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,143,678
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,436,669
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	37,493,962
		56,074,309
	Pharmaceuticals — 1.5%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,189,646
2,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,768,425
49,530,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	48,985,624
44,165,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	44,468,413
43,200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	43,055,306
23,155,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	22,455,008
54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	39,389,333
6,835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,728,582

Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	$3,067,976
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,610,495
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,069,031
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,444,479
		238,232,318
	Property & Casualty Insurance — 0.7%
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,274,724
8,590,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	8,512,321
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,188,270
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,687,789
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	24,546,014
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	40,558,715
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	29,436,143
		117,203,976
	Restaurants — 0.1%
14,805,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	13,398,747
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,815,740
		20,214,487
	Retailers — 0.1%
6,835,000	AutoZone, Inc., 4.000%, 4/15/2030	6,593,550
3,305,000	Dollar General Corp., 3.500%, 4/03/2030	3,092,180
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,369,821
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,582,076
		23,637,627
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	331,133
	Technology — 9.2%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,365,011
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	15,183,230
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	21,869,969
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	57,363,554
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,548,112
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	16,163,487
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	40,896,145
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	13,408,806
70,750,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	62,278,029
3,685,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,495,300
18,829,000	Broadcom, Inc., 4.300%, 11/15/2032	17,973,847
14,650,000	Broadcom, Inc., 4.800%, 10/15/2034	14,301,044
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,315,817
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	19,764,850
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	50,128,056
9,885,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	9,694,314
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	45,334,220
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	56,660,816
70,911,000	Equinix, Inc., 2.150%, 7/15/2030	62,163,903
Principal Amount	Description	Value (†)

	Technology — continued
$11,869,000	Equinix, Inc., 2.500%, 5/15/2031	$10,360,131
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	16,085,313
17,830,000	Fiserv, Inc., 5.150%, 8/12/2034	17,684,613
49,180,000	Fiserv, Inc., 5.625%, 8/21/2033	50,630,491
8,249,000	Gartner, Inc., 3.625%, 6/15/2029(a)	7,767,696
35,914,000	Global Payments, Inc., 2.900%, 11/15/2031	31,461,572
45,365,000	Global Payments, Inc., 5.400%, 8/15/2032	45,900,244
5,680,000	Jabil, Inc., 3.000%, 1/15/2031	5,091,631
15,095,000	KLA Corp., 5.650%, 11/01/2034	15,762,870
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	12,161,454
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,483,244
10,455,000	Leidos, Inc., 5.400%, 3/15/2032	10,526,845
21,165,000	Leidos, Inc., 5.500%, 3/15/2035	21,097,694
51,163,000	Leidos, Inc., 5.750%, 3/15/2033	52,456,754
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	7,008,234
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,702,543
2,330,000	Marvell Technology, Inc., 5.950%, 9/15/2033	2,430,341
27,596,000	Micron Technology, Inc., 2.703%, 4/15/2032	23,568,115
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	25,161,591
31,410,000	Micron Technology, Inc., 5.300%, 1/15/2031	31,761,187
46,875,000	Micron Technology, Inc., 5.875%, 2/09/2033	48,547,828
62,162,000	Micron Technology, Inc., 5.875%, 9/15/2033	64,656,665
49,180,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	49,754,968
24,350,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	25,167,351
15,560,000	NetApp, Inc., 5.500%, 3/17/2032	15,680,115
12,465,000	NetApp, Inc., 5.700%, 3/17/2035	12,444,099
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,227,600
45,370,000	Oracle Corp., 3.600%, 4/01/2050	31,521,657
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,161,347
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,289,447
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,373,776
11,265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	9,835,936
8,643,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	7,984,131
19,820,000	Synopsys, Inc., 5.150%, 4/01/2035	19,924,368
23,235,000	Synopsys, Inc., 5.700%, 4/01/2055	23,070,330
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	13,092,106
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,506,155
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	69,818,020
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	36,846,832
17,175,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	17,153,439
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,339,527
21,925,000	VMware LLC, 2.200%, 8/15/2031	18,635,637
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,919,915
1,811,000	Western Digital Corp., 4.750%, 2/15/2026	1,800,571
		1,446,762,893
	Treasuries — 15.1%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	63,647,403
315,545,000	U.S. Treasury Notes, 3.500%, 9/30/2026	313,449,585
526,355,000	U.S. Treasury Notes, 3.750%, 8/31/2026	524,751,259
160,975,000	U.S. Treasury Notes, 3.875%, 3/31/2027	160,918,408
61,070,000	U.S. Treasury Notes, 4.125%, 1/31/2027	61,277,543
297,250,000	U.S. Treasury Notes, 4.125%, 2/28/2027	298,376,298
187,365,000	U.S. Treasury Notes, 4.250%, 12/31/2026	188,331,101
168,485,000	U.S. Treasury Notes, 4.375%, 7/31/2026	169,327,425
83,660,000	U.S. Treasury Notes, 4.500%, 3/31/2026	84,003,790
201,140,000	U.S. Treasury Notes, 4.625%, 2/28/2026(e)	202,029,415
166,340,000	U.S. Treasury Notes, 4.625%, 6/30/2026	167,574,555
125,445,000	U.S. Treasury Notes, 4.875%, 5/31/2026	126,625,947
		2,360,312,729

Principal Amount	Description	Value (†)

	Wireless — 2.1%
$9,655,000	American Tower Corp., 5.450%, 2/15/2034	$9,795,357
36,125,000	American Tower Corp., 5.500%, 3/15/2028	36,979,014
34,780,000	American Tower Corp., 5.900%, 11/15/2033	36,444,622
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	651,223
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	52,142,781
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,800,412
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,404,427
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	14,552,258
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,994,998
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	50,132,180
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	53,421,390
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	57,608,405
		327,927,067
	Total Non-Convertible Bonds (Identified Cost $14,119,849,860)	14,123,754,631

Convertible Bonds — 0.3%
	Cable Satellite — 0.1%
15,881,744	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(f)	17,727,009
	Pharmaceuticals — 0.2%
23,392,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	22,000,176
	Total Convertible Bonds (Identified Cost $41,000,266)	39,727,185

Municipals — 0.0%
	Virginia — 0.0%
6,830,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,586,139)	5,627,794
	Total Bonds and Notes (Identified Cost $14,167,436,265)	14,169,109,610

Senior Loans — 3.1%
	Diversified Manufacturing — 0.2%
6,321,155	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(g)	6,325,138
27,664,005	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(g)	27,517,109
		33,842,247
	Electric — 0.0%
7,860,302	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(g)	7,839,393
	Financial Other — 0.4%
56,711,811	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(g)	56,513,320
	Food & Beverage — 0.2%
3,640,000	Aramark Services, Inc., 2024 Term Loan B7, 4/06/2028(h)	3,636,214
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$8,260,438	Aramark Services, Inc., 2024 Term Loan B8, 6/22/2030(h)	$8,248,377
25,151,625	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.325%, 6/22/2030(b)(g)	25,114,904
		36,999,495
	Gaming — 0.4%
7,705,000	DK Crown Holdings, Inc., 2025 Term Loan B, 3/04/2032(h)	7,652,066
12,215,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.064%, 3/04/2032(b)(g)	12,131,083
26,829,690	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(h)	26,652,346
23,800,718	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(g)	23,643,395
		70,078,890
	Healthcare — 0.1%
15,620,850	IQVIA, Inc., 2025 Repriced Term Loan B, 1/02/2031(h)	15,616,008
	Leisure — 0.2%
2,433,984	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(g)	2,427,290
27,763,879	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(g)	27,703,076
6,307,337	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.325%, 5/01/2031(b)(g)	6,282,108
		36,412,474
	Lodging — 0.8%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	20,570,593
832,590	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(h)	827,669
48,435,794	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(h)	48,034,746
55,515,487	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.075%, 5/24/2030(b)(g)	55,476,071
		124,909,079
	Metals & Mining — 0.2%
28,625,000	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.292%, 3/11/2032(b)(g)	28,589,219
	Paper — 0.2%
29,888,768	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	29,799,101
	Technology — 0.3%
6,919,655	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(g)	6,908,099
30,500,425	Open Text Corp., 2023 Term Loan B, 1/31/2030(h)	30,417,159
3,637,360	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 1/31/2030(b)(g)	3,627,430
		40,952,688

Principal Amount	Description	Value (†)

	Wireless — 0.1%
$10,842,925	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(g)	$10,828,830
	Total Senior Loans (Identified Cost $494,316,116)	492,380,744

Collateralized Loan Obligations — 2.7%
9,975,000	AIMCO CLO 21 Ltd., Series 2024-21A, 3 mo. USD SOFR + 1.920%, 6.213%, 4/18/2037(a)(b)	9,987,010
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.453%, 7/20/2031(a)(b)	14,734,258
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 5.752%, 7/15/2037(a)(b)	7,914,391
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.564%, 10/15/2034(a)(b)	3,521,471
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.608%, 7/16/2037(a)(b)	1,667,116
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.322%, 2/20/2036(a)(b)	1,148,288
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 6.105%, 7/18/2030(a)(b)	5,317,968
4,395,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, 3 mo. USD SOFR + 1.180%, 5.463%, 4/20/2038(a)(b)	4,381,929
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.993%, 10/20/2037(a)(b)	6,202,003
2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.998%, 1/25/2038(a)(b)	2,697,924
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	20,207,621
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 7/15/2031(a)(b)	2,527,788
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 10/15/2034(a)(b)	3,909,596
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 10/20/2034(a)(b)	7,143,327
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.053%, 7/17/2037(a)(b)	6,478,316
54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.669%, 1/18/2038(a)(b)	54,191,400
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.214%, 10/15/2034(a)(b)	4,407,097
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.823%, 4/20/2037(a)(b)	8,719,669
3,620,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 5.725%, 7/20/2034(a)(b)	3,619,996
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 5.964%, 1/15/2031(a)(b)	3,335,824
Principal Amount	Description	Value (†)

$3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 5.875%, 1/20/2034(a)(b)	$3,992,542
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.614%, 4/15/2034(a)(b)	3,491,949
37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	37,555,000
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.832%, 4/15/2037(a)(b)	2,423,882
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.252%, 4/15/2035(a)(b)	13,850,129
14,590,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.953%, 10/17/2036(a)(b)	14,581,932
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.681%, 1/21/2038(a)(b)	33,866,237
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.039%, 4/16/2031(a)(b)	7,160,618
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 6.164%, 7/15/2030(a)(b)	2,004,074
2,745,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 7.864%, 7/15/2036(a)(b)	2,701,129
2,374,100	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 5.525%, 7/19/2030(a)(b)	2,371,981
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.902%, 7/15/2037(a)(b)	40,510,996
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.193%, 4/20/2035(a)(b)	12,875,232
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.243%, 4/20/2036(a)(b)	19,620,942
4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 1/20/2034(a)(b)	4,310,099
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.955%, 4/20/2034(a)(b)	1,726,022
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 7.805%, 4/20/2034(a)(b)	6,704,729
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.047%, 10/24/2037(a)(b)	11,719,497
21,870,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 1.290%, 0.000%, 4/20/2038(a)(b)(i)	21,860,268
4,275,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 1.700%, 0.000%, 4/20/2038(a)(b)(i)	4,275,000
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.305%, 10/20/2034(a)(b)	1,827,645
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.251%, 10/18/2031(a)(b)	3,333,357
	Total Collateralized Loan Obligations (Identified Cost $424,102,989)	424,876,252

Shares	Description	Value (†)
Preferred Stocks — 0.3%

Convertible Preferred Stock — 0.3%
	Aerospace & Defense — 0.3%
772,650	Boeing Co., 6.000% (Identified Cost $39,384,401)	$46,227,649

Principal Amount
Private Credit — 0.1%
	ABS Other — 0.0%
$3,900,000	PureWest ABS Issuer LLC, 5.685%, 4/05/2040(j)(k)	3,894,648
	Financial Other — 0.1%
10,000,000	MSD Investment Corp., 7.110%, 5/20/2030(j)(k)	10,173,350
	Total Private Credit (Identified Cost $13,900,000)	14,067,998

Principal Amount	Description	Value (†)
Short-Term Investments — 4.3%
$671,309,997	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $671,356,615 on 4/01/2025 collateralized by $679,129,400 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $684,736,387 including accrued interest(l) (Identified Cost $671,309,997)	$671,309,997
	Total Investments — 101.0% (Identified Cost $15,810,449,768)	15,817,972,250
	Other assets less liabilities — (1.0)%	(158,585,146)
	Net Assets — 100.0%	$15,659,387,104

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to
$5,965,967,471 or 38.1% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(g)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(h)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	New issue unsettled as of March 31, 2025. Coupon rate does not take effect until settlement date.
(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)	Securities subject to restriction on resale. At March 31, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
MSD Investment Corp.	11/08/2024	$10,000,000	$10,173,350	0.1%
PureWest ABS Issuer LLC	3/06/2025	3,900,000	3,894,648	Less than 0.1%

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	10,198	$1,126,975,698	$1,134,208,813	$7,233,115
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	3,500	724,917,606	725,101,566	183,960
CBOT U.S. Long Bond Futures	6/18/2025	26,391	3,100,567,194	3,095,169,469	(5,397,725)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	7,546	931,065,180	922,498,500	(8,566,680)
Total					$(6,547,330)

At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	10,682	$1,151,258,029	$1,155,325,063	$(4,067,034)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	25,068	2,848,843,610	2,860,885,500	(12,041,890)
Total					$(16,108,924)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$14,169,109,610	$ —	$14,169,109,610
Senior Loans(a)	—	492,380,744	—	492,380,744
Collateralized Loan Obligations	—	424,876,252	—	424,876,252
Preferred Stocks(a)	46,227,649	—	—	46,227,649
Private Credit
ABS Other	—	—	3,894,648	3,894,648
Financial Other	—	—	10,173,350	10,173,350
Total Private Credit	—	—	14,067,998	14,067,998
Short-Term Investments	—	671,309,997	—	671,309,997
Total Investments	46,227,649	15,757,676,603	14,067,998	15,817,972,250
Futures Contracts (unrealized appreciation)	7,417,075	—	—	7,417,075
Total	$53,644,724	$15,757,676,603	$14,067,998	$15,825,389,325

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(30,073,329)	$ —	$ —	$(30,073,329)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Private Credit
ABS Other	$ —	$ —	$ —	$(5,352)	$3,900,000	$ —	$ —	$ —	$3,894,648	$(5,352)
Financial Other	9,889,870	—	—	283,480	—	—	—	—	10,173,350	283,480
Total	$9,889,870	$ —	$ —	$278,128	$3,900,000	$ —	$ —	$ —	$14,067,998	$278,128
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2025, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of March 31, 2025:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$7,417,075

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(30,073,329)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2025 (Unaudited)
Treasuries	15.1%
Technology	9.5
Banking	6.1
ABS Other	6.0
ABS Car Loan	5.1
Aerospace & Defense	3.8
Midstream	3.5
ABS Home Equity	3.4
Finance Companies	3.1
Independent Energy	3.0
Metals & Mining	2.4
Cable Satellite	2.4
Wireless	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.0
Leisure	2.0
Other Investments, less than 2% each	24.4
Collateralized Loan Obligations	2.7
Short-Term Investments	4.3
Total Investments	101.0
Other assets less liabilities (including futures contracts)	(1.0)
Net Assets	100.0%